Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance measures of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. The following tables set forth information regarding compensation for our principal executive officers (PEOs) and average compensation related to our Non-PEO NEOs versus our Company performance for 2024, 2023, 2022, 2021, and 2020.

Year	Douglas D. Dirks (PEO)(1)		Katherine H. Antonello (PEO)(1)		Non-PEO NEOs(2)
	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2,3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2,3)
2024	$—	$—	$3,746,839	$4,658,096	$1,124,923	$1,354,635
2023	$—	$—	$3,727,106	$3,498,957	$1,290,919	$1,012,519
2022	$—	$—	$2,518,681	$2,649,349	$1,078,779	$1,139,759
2021	$2,315,871	$2,373,415	$2,570,729	$2,971,888	$1,183,048	$1,402,493
2020	$3,662,640	$2,091,105	$—	$—	$1,440,715	$974,288

	Value of Initial Fixed $100 Investment Based on:			Company Selected Measure(5)
Year	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income ($ in millions)	Adjusted GAAP Calendar Year Combined Ratio
2024	$147.79	$227.67	$118.6	98.0%
2023	$110.83	$168.05	$118.1	94.7%
2022	$118.02	$151.65	$48.4	97.0%
2021	$104.79	$127.58	$119.3	97.6%
2020	$79.46	$106.96	$119.8	95.4%
(1)The dollar amounts reported in this column reflect the total compensation presented in the Summary Compensation Table for each fiscal year shown. Douglas Dirks served as our President and CEO (PEO) for all of 2020 and in 2021 until he retired on April 1, 2021. Effective April 1, 2021, Ms. Antonello was promoted to President and CEO. She served as our PEO for the remainder of 2021 and throughout 2022, 2023, and 2024.
(2)The dollar amounts reported in this column reflect the average amounts of total compensation reported for our Non-PEO NEOs presented in the Summary Compensation Table for each fiscal year shown. During 2024, our Non-PEO NEOs consisted of Messrs. Paquette and Mutschink and Mses. Brown and Smith. During 2023, our Non-PEO NEOs consisted of Ms. Brown, Mr. Paquette, Mr. Mutschink, and Jeffrey Shaw. During 2022 and 2021, our Non-PEO NEOs consisted of Mr. Paquette, Christopher Laws, Jeffrey Shaw, and Ms. Brown. During 2020, our Non-PEO NEOs consisted of Mr. Paquette, Stephen Festa, Ms. Antonello, and Tracey Berg.
(3)The amounts calculated in these columns are in accordance with Item 402(v) of Regulation S-K. See the table below for detail of amounts added to and deducted from the total compensation presented in the Summary Compensation Table for each applicable fiscal year to calculate compensation actually paid. Note that there were no stock awards granted in any fiscal year that vested within such fiscal year.

	2024		2023		2022
	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation reported on Summary Compensation Table	3,746,839	1,124,923	3,727,106	1,290,919	2,518,681	1,078,779
(Less) Fair Value of stock awards reported on Summary Compensation Table	(1,956,392)	(440,652)	(1,699,905)	(419,422)	(594,057)	(249,053)
Fair Value of stock awards granted in fiscal year shown, valued at year-end, that were outstanding and unvested at end of fiscal year shown	2,161,906	486,941	1,628,008	316,941	632,010	264,965
Change in fair value from end of prior fiscal year to end of fiscal year shown for awards previously granted that were outstanding and unvested at end of fiscal year shown	529,925	126,447	(115,817)	(34,446)	70,648	33,126
Change in fair value from end of prior fiscal year to vesting date for awards previously granted in prior fiscal years that vested during fiscal year shown	175,818	56,976	(40,435)	(6,659)	22,067	11,942
(Less) Fair Value as of prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the covered fiscal year	—	—	—	(134,814)	—	—
Compensation Actually Paid	4,658,096	1,354,635	3,498,957	1,012,519	2,649,349	1,139,759

	2021			2020
	PEO - Dirks($)	PEO - Antonello($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation reported on Summary Compensation Table	2,315,871	2,570,729	1,183,048	3,662,640	1,440,715
(Less) Fair Value of stock awards reported on Summary Compensation Table	(1,184,664)	(922,733)	(428,545)	(1,848,909)	(615,414)
Fair Value of stock awards granted in fiscal year shown, valued at year-end, that were outstanding and unvested at end of fiscal year shown	—	1,017,120	469,622	1,574,091	508,039
Change in fair value from end of prior fiscal year to end of fiscal year shown for awards previously granted that were outstanding and unvested at end of fiscal year shown	—	161,193	106,363	(695,315)	(219,737)
Change in fair value from end of prior fiscal year to vesting date for awards previously granted in prior fiscal years that vested during fiscal year shown	1,242,208	145,579	72,005	(601,402)	(139,315)
Compensation Actually Paid	2,373,415	2,971,888	1,402,493	2,091,105	974,288

(4)Total Shareholder Return assumes an initial fixed investment of $100 as of December 31, 2019, which was established by the market close on the last trading day prior to the beginning of the Company's fourth preceding fiscal year. Total shareholder return also includes reinvestment of all dividends. The Peer Group Total Shareholder Return is based on the Standard & Poor's 500 Property & Casualty Insurance Index as identified in the Stock Performance Graph included in our Annual Reports on Form 10-K for fiscal years 2024, 2023, 2022, 2021, and 2020.
(5)The Company has determined that the most important financial performance measure, or Company Selected Measure, the Company used to align pay and performance by linking compensation actually paid to our NEOs for fiscal year 2024 was the Adjusted GAAP Calendar Year Combined Ratio. Adjusted GAAP Calendar Year Combined Ratio = (Losses + loss adjustment expenses + commission expense - amortization of the deferred gain +/- impact of the LPT reserve adjustment +/- impact of the LPT contingent commission adjustment) / net premiums earned plus (underwriting expenses + general and administrative expenses) / net premiums written.

Company Selected Measure Name			Adjusted GAAP Calendar Year Combined Ratio
Named Executive Officers, Footnote			The dollar amounts reported in this column reflect the average amounts of total compensation reported for our Non-PEO NEOs presented in the Summary Compensation Table for each fiscal year shown. During 2024, our Non-PEO NEOs consisted of Messrs. Paquette and Mutschink and Mses. Brown and Smith. During 2023, our Non-PEO NEOs consisted of Ms. Brown, Mr. Paquette, Mr. Mutschink, and Jeffrey Shaw. During 2022 and 2021, our Non-PEO NEOs consisted of Mr. Paquette, Christopher Laws, Jeffrey Shaw, and Ms. Brown. During 2020, our Non-PEO NEOs consisted of Mr. Paquette, Stephen Festa, Ms. Antonello, and Tracey Berg.
Peer Group Issuers, Footnote			The Peer Group Total Shareholder Return is based on the Standard & Poor's 500 Property & Casualty Insurance Index as identified in the Stock Performance Graph included in our Annual Reports on Form 10-K for fiscal years 2024, 2023, 2022, 2021, and 2020.
Adjustment To PEO Compensation, Footnote	The amounts calculated in these columns are in accordance with Item 402(v) of Regulation S-K. See the table below for detail of amounts added to and deducted from the total compensation presented in the Summary Compensation Table for each applicable fiscal year to calculate compensation actually paid. Note that there were no stock awards granted in any fiscal year that vested within such fiscal year.

	2024		2023		2022
	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation reported on Summary Compensation Table	3,746,839	1,124,923	3,727,106	1,290,919	2,518,681	1,078,779
(Less) Fair Value of stock awards reported on Summary Compensation Table	(1,956,392)	(440,652)	(1,699,905)	(419,422)	(594,057)	(249,053)
Fair Value of stock awards granted in fiscal year shown, valued at year-end, that were outstanding and unvested at end of fiscal year shown	2,161,906	486,941	1,628,008	316,941	632,010	264,965
Change in fair value from end of prior fiscal year to end of fiscal year shown for awards previously granted that were outstanding and unvested at end of fiscal year shown	529,925	126,447	(115,817)	(34,446)	70,648	33,126
Change in fair value from end of prior fiscal year to vesting date for awards previously granted in prior fiscal years that vested during fiscal year shown	175,818	56,976	(40,435)	(6,659)	22,067	11,942
(Less) Fair Value as of prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the covered fiscal year	—	—	—	(134,814)	—	—
Compensation Actually Paid	4,658,096	1,354,635	3,498,957	1,012,519	2,649,349	1,139,759

	2021			2020
	PEO - Dirks($)	PEO - Antonello($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation reported on Summary Compensation Table	2,315,871	2,570,729	1,183,048	3,662,640	1,440,715
(Less) Fair Value of stock awards reported on Summary Compensation Table	(1,184,664)	(922,733)	(428,545)	(1,848,909)	(615,414)
Fair Value of stock awards granted in fiscal year shown, valued at year-end, that were outstanding and unvested at end of fiscal year shown	—	1,017,120	469,622	1,574,091	508,039
Change in fair value from end of prior fiscal year to end of fiscal year shown for awards previously granted that were outstanding and unvested at end of fiscal year shown	—	161,193	106,363	(695,315)	(219,737)
Change in fair value from end of prior fiscal year to vesting date for awards previously granted in prior fiscal years that vested during fiscal year shown	1,242,208	145,579	72,005	(601,402)	(139,315)
Compensation Actually Paid	2,373,415	2,971,888	1,402,493	2,091,105	974,288

Non-PEO NEO Average Total Compensation Amount			$ 1,124,923	$ 1,290,919	$ 1,078,779	$ 1,183,048	$ 1,440,715
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,354,635	1,012,519	1,139,759	1,402,493	974,288
Adjustment to Non-PEO NEO Compensation Footnote	The amounts calculated in these columns are in accordance with Item 402(v) of Regulation S-K. See the table below for detail of amounts added to and deducted from the total compensation presented in the Summary Compensation Table for each applicable fiscal year to calculate compensation actually paid. Note that there were no stock awards granted in any fiscal year that vested within such fiscal year.

	2024		2023		2022
	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation reported on Summary Compensation Table	3,746,839	1,124,923	3,727,106	1,290,919	2,518,681	1,078,779
(Less) Fair Value of stock awards reported on Summary Compensation Table	(1,956,392)	(440,652)	(1,699,905)	(419,422)	(594,057)	(249,053)
Fair Value of stock awards granted in fiscal year shown, valued at year-end, that were outstanding and unvested at end of fiscal year shown	2,161,906	486,941	1,628,008	316,941	632,010	264,965
Change in fair value from end of prior fiscal year to end of fiscal year shown for awards previously granted that were outstanding and unvested at end of fiscal year shown	529,925	126,447	(115,817)	(34,446)	70,648	33,126
Change in fair value from end of prior fiscal year to vesting date for awards previously granted in prior fiscal years that vested during fiscal year shown	175,818	56,976	(40,435)	(6,659)	22,067	11,942
(Less) Fair Value as of prior fiscal year for any awards granted in any prior fiscal year that fail to meet applicable vesting conditions during the covered fiscal year	—	—	—	(134,814)	—	—
Compensation Actually Paid	4,658,096	1,354,635	3,498,957	1,012,519	2,649,349	1,139,759

	2021			2020
	PEO - Dirks($)	PEO - Antonello($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation reported on Summary Compensation Table	2,315,871	2,570,729	1,183,048	3,662,640	1,440,715
(Less) Fair Value of stock awards reported on Summary Compensation Table	(1,184,664)	(922,733)	(428,545)	(1,848,909)	(615,414)
Fair Value of stock awards granted in fiscal year shown, valued at year-end, that were outstanding and unvested at end of fiscal year shown	—	1,017,120	469,622	1,574,091	508,039
Change in fair value from end of prior fiscal year to end of fiscal year shown for awards previously granted that were outstanding and unvested at end of fiscal year shown	—	161,193	106,363	(695,315)	(219,737)
Change in fair value from end of prior fiscal year to vesting date for awards previously granted in prior fiscal years that vested during fiscal year shown	1,242,208	145,579	72,005	(601,402)	(139,315)
Compensation Actually Paid	2,373,415	2,971,888	1,402,493	2,091,105	974,288

Compensation Actually Paid vs. Total Shareholder Return
The following graphical comparisons illustrate the relationships between certain amounts included in the Pay Versus Performance table for fiscal years 2024, 2023, 2022, 2021, and 2020, including: (i) a comparison of Compensation Actually Paid Versus Cumulative Total Shareholder Return; (ii) a comparison of Compensation Actually Paid Versus Net Income; and (iii) a comparison of Compensation Actually Paid Versus Adjusted GAAP Calendar Year Combined Ratio.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
As described in the above "Compensation Discussion and Analysis," the Company's executive compensation program uses financial performance measures used in our industry and measures that are viewed as key financial drivers of our stock price to align pay and performance. The most important financial performance measures used to link executive compensation actually paid with the Company's performance include the following:

Most Important Financial Performance Measures for Fiscal Year 2024
◦Adjusted GAAP Calendar Year Combined Ratio
◦Change in Adjusted Book Value Per Share (ABVPS)

Total Shareholder Return Amount			$ 147.79	110.83	118.02	104.79	79.46
Peer Group Total Shareholder Return Amount			227.67	168.05	151.65	127.58	106.96
Net Income (Loss)			$ 118,600,000	$ 118,100,000	$ 48,400,000	$ 119,300,000	$ 119,800,000
Company Selected Measure Amount			0.980	0.947	0.970	0.976	0.954
PEO Name			Ms. Antonello			Douglas Dirks
Measure:: 1
Pay vs Performance Disclosure
Name			◦Adjusted GAAP Calendar Year Combined Ratio
Measure:: 2
Pay vs Performance Disclosure
Name			◦Change in Adjusted Book Value Per Share (ABVPS)
Douglas Dirks, CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,315,871		$ 0	$ 0	$ 0	$ 2,315,871	$ 3,662,640
PEO Actually Paid Compensation Amount	2,373,415		0	0	0	2,373,415	2,091,105
Katherine Antonello, CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,570,729	3,746,839	3,727,106	2,518,681	2,570,729	0
PEO Actually Paid Compensation Amount		2,971,888	4,658,096	3,498,957	2,649,349	2,971,888	0
PEO | Douglas Dirks, CEO [Member] | FV of Stock Awards Reported in Summary Comp Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,184,664)						(1,848,909)
PEO | Douglas Dirks, CEO [Member] | FV of Stock Awards Granted in CY valued at YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0						1,574,091
PEO | Douglas Dirks, CEO [Member] | Change in FV from End of Prior FY to end of Current FY for Awards Granted Prior that were Outstanding and Unvested at Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0						(695,315)
PEO | Douglas Dirks, CEO [Member] | Change in FV from End of Prior FY to Vesting Date for Awards Granted in Prior FY that Vested during Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,242,208						(601,402)
PEO | Katherine Antonello, CEO [Member] | FV of Stock Awards Reported in Summary Comp Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(922,733)	(1,956,392)	(1,699,905)	(594,057)
PEO | Katherine Antonello, CEO [Member] | FV of Stock Awards Granted in CY valued at YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,017,120	2,161,906	1,628,008	632,010
PEO | Katherine Antonello, CEO [Member] | Change in FV from End of Prior FY to end of Current FY for Awards Granted Prior that were Outstanding and Unvested at Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		161,193	529,925	(115,817)	70,648
PEO | Katherine Antonello, CEO [Member] | Change in FV from End of Prior FY to Vesting Date for Awards Granted in Prior FY that Vested during Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 145,579	175,818	(40,435)	22,067
PEO | Katherine Antonello, CEO [Member] | FV as of End of Prior FY for Awards Granted in Prior FY that Forfeited during Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | FV of Stock Awards Reported in Summary Comp Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(440,652)	(419,422)	(249,053)	(428,545)	(615,414)
Non-PEO NEO | FV of Stock Awards Granted in CY valued at YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			486,941	316,941	264,965	469,622	508,039
Non-PEO NEO | Change in FV from End of Prior FY to end of Current FY for Awards Granted Prior that were Outstanding and Unvested at Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			126,447	(34,446)	33,126	106,363	(219,737)
Non-PEO NEO | Change in FV from End of Prior FY to Vesting Date for Awards Granted in Prior FY that Vested during Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			56,976	(6,659)	11,942	$ 72,005	$ (139,315)
Non-PEO NEO | FV as of End of Prior FY for Awards Granted in Prior FY that Forfeited during Current FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (134,814)	$ 0